UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.	Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2008 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 92.5%
Argentina 1.0%
		Argentina Nobac,
ARS	1,000	15.634%, 10/15/08	$319,742
		Republic of Argentina,
	2,257	5.83%, 12/31/33	762,542
	1,525	0.63%, 12/31/38	200,257

			1,282,541

Australia 0.8%
		GE Capital Australia Funding, M.T.N.,
AUD	1,240	6.00%, 4/15/15	988,592

Brazil 1.7%
		Banco Votorantim Nassau, M.T.N.,
BRL	1,100	17.10%, 2/28/08	625,355
		Cia Energetica de Sao Paulo, 144A,
	2,850	9.75%, 1/15/15	1,621,082

			2,246,437

Colombia 0.4%
		Republic of Colombia,
COP	1,035,000	9.85%, 6/28/27	501,454

Egypt 1.0%
		Arab Republic of Egypt, 144A,
EGP	3,600	8.75%, 7/18/12	658,300
		Egypt Treasury Bill,
	4,000	Zero Coupon, 6/24/08	703,129

			1,361,429

Eurobonds 17.1%
		American International Group, Inc.,
EUR	300	4.875%, 3/15/67	375,296
		Bank of America Corp.,
	910	3.625%, 3/3/08	1,351,474
		Deutsche Bundesrepublik,
	2,950	4.00%, 1/4/37	4,070,388
		Fortis Bank,
	300	6.50%, 9/26/49	445,877
		French Government Bonds,
	395	5.00%, 10/25/16	631,032
	2,965	8.50%, 4/25/23	6,426,436
	535	5.50%, 4/25/29	902,643
	2,020	5.75%, 10/25/32	3,543,732
		Goldman Sachs Group, Inc. (The),
	275	5.125%, 10/16/14	398,610
		Italian Government Bonds,
	5	5.50%, 11/1/10	7,795
	480	4.00%, 2/1/17	703,883
	865	6.00%, 5/1/31	1,505,195
	980	4.00%, 2/1/37	1,271,831

		Spanish Government Bond,
	560	5.75%, 7/30/32	974,112

			22,608,304

Hungary 3.3%
		Hungary Government Bonds,
HUF	340,000	6.00%, 10/12/11	1,864,767
	424,060	8.00%, 2/12/15	2,523,604

			4,388,371

Japan 11.2%
		Japanese Government Bonds,
JPY	578,000	1.10%, 9/20/12	5,492,659
	25,500	1.80%, 9/20/16	250,390
	313,000	1.50%, 3/20/19	2,920,591
	220,200	1.90%, 12/20/23	2,067,491
	206,700	2.10%, 9/20/24	1,993,313
	249,050	1.70%, 6/20/33	2,052,613

			14,777,057

Mexico 1.2%
		Mexican Government Bonds,
MXN	9,150	8.00%, 12/17/15	863,312
	8,300	8.00%, 12/7/23	785,252

			1,648,564

Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,470	5.00%, 5/15/15	283,891

Poland 3.3%
		Poland Government Bonds,
PLN	2,240	4.25%, 5/24/11	884,115
	8,235	6.25%, 10/24/15	3,511,305

			4,395,420

Sweden 0.4%
		Sweden Government Bond,
SEK	2,860	6.75%, 5/5/14	521,876

Turkey 0.9%
		Turkey Government Bond,
TRY	1,225	16.00%, 3/7/12	1,032,582
		JP Morgan Chase & Co., 144A, M.T.N.,
	500	Zero Coupon, 10/4/17	113,113

			1,145,695

United Kingdom 3.3%
		International Nederland Bank NV,
GBP	410	7.00%, 10/5/10	838,145
		QBE Capital Funding LP,
	200	6.857%, 7/18/49	367,762
		Residential Capital Corp., M.T.N.,
	300	9.375%, 7/1/14	334,076
		United Kingdom Treasury Bonds,
	600	4.25%, 6/7/32	1,165,566
	855	4.25%, 3/7/36	1,669,432

			4,374,981

United States 46.7%
Commercial Mortgage Backed Securities 3.2%
		Banc of America Commercial Mortgage, Inc.,
		Series 2005-06, Class A4,
USD	1,000	5.181%, 9/10/47	1,013,497
		Greenwich Capital Commercial Funding Corp.,
		Series 2005-GG5, Class A5(d),
	760	5.224%, 4/10/37	765,677
		JP Morgan Chase Commercial Mortgage Securities Corp.,
		Series 2005-LDP5, Class A4(d),
	1,000	5.345%, 12/15/44	1,014,345
		Merrill Lynch/CountryWide Commercial Mortgage Trust,
		Series 2007-5, Class A4,
	680	5.378%, 8/12/48	666,626
		Morgan Stanley Capital 1,
		Series 2005-IQ9, Class A4,
	740	4.66%, 7/15/56	704,219

			4,164,364

Corporate Bonds 26.7%
		Abbott Laboratories,
	150	6.15%, 11/30/37	156,289
		Accellent, Inc.,
	100	10.50%, 12/1/13	79,000
		AES Corp. (The),
	250	8.00%, 10/15/17	255,000
		Allergan, Inc.,
	150	5.75%, 4/1/16	155,315
		Alliance Imaging, Inc.,
	220	7.25%, 12/15/12	209,550
		Allied World Insurance Holdings Ltd.,
	250	7.50%, 8/1/16	261,798
		American International Group, Inc., M.T.N.,
	170	5.45%, 5/18/17	169,091
	300	5.85%, 1/16/18	300,779
		Archer-Daniels-Midland Co.,
	90	6.45%, 1/15/38	93,403
		AstraZeneca PLC,
	250	5.40%, 9/15/12	263,872
		Axis Capital Holdings Ltd.,
	400	5.75%, 12/1/14	402,517
		Bank of America Corp.,
	400	5.75%, 12/1/17	411,552
		Bear Stearns Cos., Inc. (The),
	200	7.25%, 2/1/18	199,993
		BHP Billiton Finance Ltd.,
	480	5.40%, 3/29/17	471,886
		Blount, Inc.,
	300	8.875%, 8/1/12	294,750
		Burlington North Santa Fe Corp.,
	250	5.65%, 5/1/17	252,845
		Capital One Financial Corp.,
	115	6.15%, 9/1/16	101,082
		Capital Safety Group Ltd., Bank Loans(c),
	82	7.08%, 7/20/15	78,781
	218	7.58%, 7/20/16	211,060
		Catalyst Paper Corp.,
	250	8.625%, 6/15/11	211,250
		Caterpillar, Inc.,
	100	6.05%, 8/15/36	102,056

	Centennial Communications Corp.,
350	10.125%, 6/15/13	357,875
	CenterPoint Energy Resources Corp.,
200	6.625%, 11/1/37	200,569
	Citizens Communications Co.,
300	9.00%, 8/15/31	285,000
	CMS Energy Corp.,
400	8.50%, 4/15/11	430,339
	Coca-Cola Co. (The),
250	5.35%, 11/15/17	261,797
	Community Health Systems, Bank Loans(c),
277	7.3312%, 7/25/14	254,601
14	7.493%, 7/25/14	12,805
	Community Health Systems, Inc.,
200	8.875%, 7/15/15	201,250
	Computer Associates, Inc., Sr. Notes,
650	6.50%, 4/15/08	650,000
	Continental Airlines, Inc.,
720	7.487%, 10/2/10	720,000
	Couche-Tard Finance Corp.,
390	7.50%, 12/15/13	387,563
	Coventry Health Care, Inc.,
360	6.125%, 1/15/15	365,781
	Covidien International Finance SA, 144A,
100	6.55%, 10/15/37	101,944
	CRH America, Inc.,
500	5.625%, 9/30/11	504,402
	CVS Caremark Corp.,
215	5.75%, 6/1/17	222,186
	CVS Corp.,
300	4.00%, 9/15/09	299,377
	Delta Air Lines, Inc., 144A,
300	6.821%, 8/10/22	281,379
	Dominion Resources, Inc.,
170	5.687%, 5/15/08	170,709
	Domtar Corp., Bank Loan(c),
217	5.3644%, 3/5/14	203,822
	Duke Energy Carolinas LLC,
200	6.10%, 6/1/37	201,564
	Duke Energy Field Services LLC,
440	7.875%, 8/16/10	473,314
	Duke Realty LP,
600	5.625%, 8/15/11	604,390
	Embarq Corp.(b),
500	7.082%, 6/1/16	506,062
	EnCana Corp.,
260	5.90%, 12/1/17	268,067
	Enterprise Group Holdings LP, Bank Loan(c),
300	7.161%, 11/8/14	296,250
	Erac USA Finance Co., 144A,
75	6.20%, 11/1/16	74,526
	Federated Retail Holdings, Inc.,
210	5.35%, 3/15/12	204,260
	FedEx Corp.,
450	3.50%, 4/1/09	449,293
	Felcor Lodging LP(d),
250	6.7875%, 12/1/11	237,500
	Fideicomiso Petacalco, 144A,
278	10.16%, 12/23/09	287,035
	First Data Corp., 144A,
325	9.875%, 9/24/15	287,625
	First Data Corp., Bank Loan(c),
299	7.6337%, 9/24/14	269,461

	Flextronics International Ltd., Bank Loans(c),
232	7.3944%, 10/1/14	225,189
67	7.455%, 10/1/14	64,709
	Freescale Semiconductor, Inc., PIK,
400	9.125%, 12/15/14	303,000
	Graphic Packaging International, Inc.,
360	8.50%, 8/15/11	349,200
	Hawker Beechcraft, Inc., Bank Loans(c),
22	2.00%, 3/26/14	20,052
257	6.83%, 3/26/14	235,205
	HCA, Inc., PIK,
200	9.625%, 11/15/16	210,500
	HCA, Inc., Bank Loan(c),
298	7.08%, 11/17/13	275,196
	Hertz Corp., Bank Loans(c)(d),
23	6.66%, 12/21/12	21,776
127	6.894%, 12/21/12	120,733
	HJ Heinz Co., 144A,
150	6.428%, 12/1/08	154,163
	Honeywell International, Inc.,
365	5.70%, 3/15/37	354,878
	Huish Detergents, Inc., Bank Loan(c),
299	6.878%, 4/26/14	237,094
	Huntsman LLC,
300	11.625%, 10/15/10	315,000
	Husky Energy, Inc.,
165	6.15%, 6/15/19	169,936
	ICI Wilmington, Inc., Gtd. Notes,
300	4.375%, 12/1/08	301,710
	Inverness Medical Innovations, Bank Loan(c),
348	6.843%, 6/26/14	320,390
	Jabil Circuit, Inc., Sr. Notes,
350	5.875%, 7/15/10	355,586
	Kinder Morgan Energy Partners LP,
100	5.85%, 9/15/12	104,458
	Kinder Morgan, Inc., Bank Loan(c),
289	4.78%, 5/30/14	285,693
	Kraft Foods, Inc.,
125	6.875%, 2/1/38	126,960
	Las Vegas Sands LLC, Bank Loans(c),
318	6.58%, 5/23/14	281,320
80	7.11%, 5/23/14	70,683
	Liberty Mutual Group, 144A,
70	7.50%, 8/15/36	68,786
	Lincoln National Corp.,
80	6.15%, 4/7/36	76,295
	McDonald’s Corp.,
65	6.30%, 10/15/37	66,586
	Mediacom LLC,
400	7.875%, 2/15/11	357,000
	Merrill Lynch & Co., Inc.,
65	6.05%, 8/15/12, M.T.N.	67,640
600	5.45%, 2/5/13	600,933
	Metavante Corp., Bank Loan(c),
300	6.644%, 11/1/14	284,500
	MGM Mirage, Inc.,
250	6.875%, 4/1/16	231,250
	Morgan Stanley, M.T.N.,
195	5.25%, 11/2/12	198,971
	MUFG Capital Finance 1 Ltd.,
120	6.346%, 7/25/49	114,409
	Mylan, Inc., Bank Loan(c),
200	7.212%, 10/2/14	195,107

	Nalco Co.,
250	7.75%, 11/15/11	250,000
	National Beef Packing Co. LLC/ NB Finance Corp.,
250	10.50%, 8/1/11	230,000
	Neiman-Marcus Group, Inc., PIK,
250	9.00%, 10/15/15	250,000
	New Cingular Wireless Services, Inc.,
	Notes,
140	8.125%, 5/1/12	159,158
	Sr. Notes,
270	8.75%, 3/1/31	338,950
	Newfield Exploration Co.,
110	6.625%, 4/15/16	107,800
	Nexen, Inc.,
375	6.40%, 5/15/37	362,837
	Norampac, Inc.,
130	6.75%, 6/1/13	120,250
	Northern Rock PLC, 144A(c),
400	6.594%, 12/31/49	240,000
	NRG Energy, Inc., Bank Loans(c),
146	6.48%, 2/1/13	134,085
317	6.58%, 2/1/13	290,419
	ONEOK, Inc.(b),
750	5.51%, 2/16/08	750,053
	Orion Power Holdings, Inc.,
315	12.00%, 5/1/10	342,563
	Owens Brockway Glass Container, Inc.,
450	8.875%, 2/15/09	450,000
	Peabody Energy Corp.,
150	7.375%, 11/1/16	153,375
	Pioneer Natural Resources Co.,
200	6.875%, 5/1/18	192,716
	Procter & Gamble Co.,
100	5.55%, 3/5/37	99,566
	PTS Acquisitions Corp., Bank Loan(c),
398	7.08%, 4/10/14	351,235
	Qwest Corp.,
250	7.875%, 9/1/11	257,813
200	8.875%, 3/15/12	211,250
	Rainbow National Services LLC, 144A,
190	10.375%, 9/1/14	201,875
	Realogy Corp., 144A, PIK,
220	11.00%, 4/15/14	146,300
	Resona Bank Ltd., 144A,
500	5.85%, 9/29/49	462,072
	Reynolds American, Inc.,
300	6.75%, 6/15/17	309,707
	RH Donnelley Corp., Bank Loan(c),
253	6.403%, 6/30/11	239,821
	Rockwell Automation, Inc.,
125	6.25%, 12/1/37	129,303
	Royalty Pharma Finance Trust, Bank Loan(c),
675	7.134%, 4/16/13	667,307
	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A,
300	6.299%, 5/15/17	284,250
	Russel Metals, Inc.,
80	6.375%, 3/1/14	71,200
	Schering-Plough Corp.,
175	6.55%, 9/15/37	176,542
	Sensata Technologies, Bank Loan(c),
448	5.0563%, 4/27/13	399,277
	Sprint Nextel Corp.,
130	6.00%, 12/1/16	115,363

	Station Casinos, Inc.,
220	6.00%, 4/1/12	191,950
	Sumitomo Mitsui Banking Corp., 144A,
800	5.625%, 7/29/49	756,469
	Sun Healthcare Group, Bank Loans(c),
31	6.035%, 4/12/14	28,940
213	6.166%, 4/12/14	198,338
48	6.83%, 4/12/14	45,017
	Sungard Data System, Inc., Bank Loan(c),
179	6.8975%, 2/28/14	165,607
	Target Corp.,
250	7.00%, 1/15/38	261,291
	Tesco PLC, 144A,
275	6.15%, 11/15/37	264,389
	Texas Competitive Electric Holdings Co., LLC, 144A,
300	10.25%, 11/1/15	294,750
	Textron, Inc.,
100	5.60%, 12/1/17	103,246
	Thomson Corp. (The),
300	5.70%, 10/1/14	309,755
	Time Warner Cable, Inc.,
700	5.40%, 7/2/12	710,728
	TNK-BP Finance SA, 144A,
300	7.50%, 7/18/16	291,000
	Transocean, Inc.,
150	6.80%, 3/15/38	156,063
	Tyson Foods, Inc.,
90	6.85%, 4/1/16	90,067
	United Airlines, Inc.,
146	6.636%, 7/2/22	138,626
	United States Steel Corp.,
200	5.65%, 6/1/13	194,032
	Univision Communications, Inc., Bank Loans,(c)
242	5.495%, 9/29/14	198,121
8	7.45%, 9/29/14	6,879
	Viacom, Inc.,
165	6.875%, 4/30/36	161,222
	Wyeth,
150	5.95%, 4/1/37	147,943
	Wynn Las Vegas Capital Corp., 144A,
300	6.625%, 12/1/14	289,125

		35,416,168

Emerging Market Bonds 0.8%
	Empresa Nacional de Electricidad SA (Chile),
260	8.35%, 8/1/13	299,515
	Kazkommerts International BV (Kazakhstan), 144A,
430	7.875%, 4/7/14	376,250
	United Overseas Bank Ltd. (Singapore), Bonds, 144A,
400	5.375%, 9/3/19	394,955

		1,070,720

Mortgage Backed Securities 12.8%
	Federal Home Loan Mortgage Corp.,
6,439	5.50%, 5/1/37	6,521,591
	Federal National Mortgage Association,
250	6.00%, 3/15/35	256,094
2,925	5.50%, 4/1/36	2,965,507
6,911	6.50%, 3/1/37 - 9/1/37	7,175,090

		16,918,282

Sovereign Bonds 1.1%
		Republic of Argentina,
	330	3.00%, 4/30/13	211,860
	356	8.28%, 12/31/33	327,685
	800	1.33%, 12/31/38	320,000
		Republic of Panama,
	300	7.25%, 3/15/15	331,500
		Republic of Venezuela,
	300	9.25%, 9/15/27	304,500

			1,495,545

Structured Notes 1.3%
		Dow Jones CDX HY,
		Series 5-T3, 144A,
	250	8.25%, 12/29/10	260,000
		Series 9-T1, 144A,
	1,500	8.75%, 12/29/12	1,475,624

			1,735,624

United States Government Obligations 0.8%
		United States Treasury Bonds,
	595	4.75%, 2/15/37	633,861
		United States Treasury Notes,
	100	3.625%, 12/31/12	103,727
	335	4.25%, 11/15/17	351,802

			1,089,390

		Total United States Investments	61,890,093

		Total long-term investments (cost $115,940,550)	122,414,705

SHORT-TERM INVESTMENTS 6.9%
	Shares
Affiliated Money Market Mutual Fund 4.6%
	6,071,019	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $6,071,019)	6,071,019

Notional Amount
OUTSTANDING OPTIONS PURCHASED 2.3%
Call Options 0.3%
BRL	5,200	Brazilian Real/Japanese Yen, expiring 3/25/2008 @ 52.00	386,881
USD	679	United States Dollar/Canadian Dollar, expiring 2/19/2008 @ 1.15	7
	4,499	United States Dollar/Japanese Yen, expiring 10/09/2008 @ 112.70	27,444
	1,270	United States Dollar/Japanese Yen, expiring 8/05/2010 @ 123.75	3,860
	674	United States Dollar/Taiwan Dollar, expiring 4/29/2008 @ 32.55	768
	1,275	United States Dollar/Chinese Yuan Renminbi, expiring 7/21/2008 @ 7.21	58,888

		Total call options	477,848

Put Options 2.0%
EUR	273	Euro/Iceland Krona, expiring 10/30/2008 @ 94.70	7,748
	450	Euro/Polish Zloty, expiring 10/16/2008 @ 3.73	21,334

CHF	765	Swiss Franc/Hungarian Forint, expiring 7/21/2008 @ 153.73	3,364
	3,198	Swiss Franc/Iceland Krona, expiring 3/25/2008 @ 60.72	73,468
	841	Swiss Franc/Mexican Nuevo Peso, expiring 2/04/2008 @ 9.29	8
	841	Swiss Franc/Polish Zloty, expiring 2/01/2008 @ 2.45	65,369
	1,552	Swiss Franc/South African Rand, expiring 7/03/2008 @ 6.16	2,254
JPY	81,591	Japanese Yen/Mexican Nuevo Peso, expiring 2/04/2008 @ 10.27	8
USD	1,314	United States Dollar/Argentina Nuevo Peso, expiring 10/30/2008 @ 3.39	60,886
	1,309	United States Dollar/Chilean Peso, expiring 10/28/2008 @ 497.90	85,589
	2,551	United States Dollar/Euro, expiring 7/28/2008 @ 1.38	175,233
	253	United States Dollar/Iceland Krona, expiring 08/05/2008 @ 67.75	10,770
	1,315	United States Dollar/Indonesian Rupee, expiring 01/16/09 @ 9,705	50,355
	1,286	United States Dollar/Mexican Nuevo Peso, expiring 6/10/2008 @ 11.24	41,493
	4,053	United States Dollar/Singapore Dollar, expiring 2/12/2008 @ 1.51	273,821
	1,087	United States Dollar/Singapore Dollar, expiring 3/03/2008 @ 1.50	64,324
	2,800	United States Dollar/New Turkish Lira, expiring 3/21/2008 @ 1.57	893,395
	4,418	Unites States Dollar/New Turkish Lira, expiring 8/14/2008 @ 1.46	794,674

		Total put options	2,624,093

		Total options purchased (cost $1,417,348)	3,101,941

		Total short-term investments (cost $7,488,367)	9,172,960

		Total Investments, Before Options Written 99.4% (cost $123,428,917)(e)	131,587,665

Notional Amount
OUTSTANDING OPTIONS WRITTEN (1.0%)
Call Options (0.3%)
BRL	5,200	Brazilian Real/Japanese Yen, expiring 3/25/2008 @ 52.00	(393,740)

Put Options (0.7%)
USD	1,270	United States Dollar/Japanese Yen, expiring 8/05/2010 @ 83.00	(22,577)
	2,800	Unites States Dollar/New Turkish Lira, expiring 3/24/2008 @ 1.57	(877,380)

		Total put options	(899,957)

		Total options written (premiums received $887,585)	(1,293,697)

		Total Investments, Net of Outstanding Options Written 98.4% (cost $122,541,332)	130,293,968
		Other assets in excess of liabilities(f)1.6%	2,103,275

		Net Assets 100.0%	$132,397,243

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ISK—Icelandic Krona

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RUN—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

SKK—Slovak Koruna

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

M.T.N.—Medium Term Note

PIK—Payment-in-kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument.
(e)	The United States federal income tax basis of the Fund’s investment’s and the net unrealized appreciation as of January 31, 2008 were as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Appreciation
$124,114,545	$9,870,960	$(2,397,840)	$7,473,120

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales, difference in the treatment of accreting market discount and amortization of premiums and deferred losses on straddles.

(f)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, currency swaps and credit default swap of:

Open futures contracts outstanding as of January 31, 2008:

Number of Contracts	Types	Expiration Date	Value at January 31, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
10	JPN 10 Yr. Bond	Mar. 08	$12,953,124	$12,861,031	$92,093
13	Long Gilt	Mar. 08	2,858,356	2,849,262	9,094
23	CAN 10 Yr. Bond	Mar. 08	2,660,674	2,637,804	22,870
37	Euro-Bund	Mar. 08	6,418,878	6,379,965	38,913
58	Euro-BOBL	Mar. 08	9,535,599	9,449,702	85,897
98	Euro-Schatz	Mar. 08	15,226,767	15,194,528	32,239

	Short Positions:
8	Australian 10 Yr. Bond	Mar. 08	673,370	672,183	(1,187)
16	CBT Long Bond	Mar. 08	1,909,000	1,909,032	32
20	2-Yr. U.S. T-Notes	Mar. 08	4,264,375	4,227,577	(36,798)
92	10-Yr. U.S. T-Notes	Mar. 08	10,738,125	10,452,090	(286,035)
141	5-Yr. U.S. T-Notes	Mar. 08	15,933,000	15,762,417	(170,583)

					$(213,465)

Forward foreign currency exchange contracts outstanding as of January 31, 2008:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 02/07/08	ARS	272,235	$86,205	$86,144	$—	$(61)
Expiring 02/25/08	ARS	1,306,652	399,588	412,714	13,126	—
Expiring 03/17/08	ARS	3,583,305	1,128,600	1,134,675	6,075	—
Expiring 07/17/08	ARS	2,125,300	621,433	656,935	35,502	—
Expiring 07/31/08	ARS	1,279,933	381,500	405,298	23,798	—
Expiring 07/31/08	ARS	1,872,531	559,800	592,948	33,148	—

Australian Dollar,
Expiring 02/20/08	AUD	727,158	640,441	650,346	9,905	—

Brazilian Real,
Expiring 03/25/08	BRL	3,796,000	2,126,609	2,138,143	11,534	—
Expiring 03/25/08	BRL	696,860	386,500	394,240	7,740	—
Expiring 07/31/08	BRL	250,584	127,200	142,458	15,258	—
Expiring 12/08/08	BRL	874,870	466,100	480,869	14,769	—

British Pound,
Expiring 02/25/08	GBP	198,600	394,537	394,357	—	(180)
Expiring 02/26/08	GBP	1,529,565	2,977,989	3,037,058	59,069	—
Expiring 02/26/08	GBP	132,717	263,500	263,519	19	—

Canadian Dollar,
Expiring 02/14/08	CAD	528,755	525,259	526,434	1,175	—
Expiring 02/15/08	CAD	2,277,671	2,239,659	2,267,614	27,955	—
Expiring 02/15/08	CAD	332,248	327,800	330,781	2,981	—
Expiring 02/15/08	CAD	196,660	197,400	195,791	—	(1,609)
Expiring 02/15/08	CAD	196,406	197,638	195,539	—	(2,099)

Chilean Peso,
Expiring 03/03/08	CLP	81,077,360	159,100	174,284	15,184	—
Expiring 03/03/08	CLP	127,765,000	253,000	274,643	21,643	—
Expiring 10/23/08	CLP	228,693,500	452,500	486,530	34,030	—

Chinese Yuan,
Expiring 02/14/08	CNY	2,632,600	358,543	366,566	8,023	—
Expiring 05/15/08	CNY	1,845,888	253,000	257,023	4,023	—
Expiring 05/15/08	CNY	3,887,087	547,400	555,665	8,265	—

Colombian Peso,						—
Expiring 06/12/08	COP	632,723,115	307,520	318,033	10,513	—

Czech Koruna,
Expiring 02/25/08	CZK	5,725,500	321,520	326,883	5,363	—
Expiring 02/25/08	CZK	3,439,202	196,100	196,352	252	—

Danish Krone,
Expiring 02/25/08	DKK	4,526,842	883,051	902,284	19,233	—

Euro,
Expiring 02/15/08	EUR	280,900	417,688	417,456	—	(232)
Expiring 02/15/08	EUR	177,900	260,694	264,384	3,690	—
Expiring 02/15/08	EUR	309,700	452,966	460,257	7,291	—
Expiring 02/25/08	EUR	635,800	938,442	944,648	6,206	—
Expiring 02/25/08	EUR	177,800	260,670	264,169	3,499	—
Expiring 02/26/08	EUR	18,791,184	27,359,024	27,918,536	559,512	—
Expiring 02/26/08	EUR	178,500	263,459	265,202	1,743	—

Hungarian Forint,
Expiring 02/25/08	HUF	68,695,920	392,100	394,576	2,476	—

Icelandic Krona,
Expiring 02/15/08	ISK	16,376,918	250,757	251,559	802	—
Expiring 02/15/08	ISK	12,893,575	196,100	198,053	1,953	—
Expiring 02/15/08	ISK	21,358,005	327,000	328,071	1,071	—

Indian Rupee,
Expiring 03/12/08	INR	13,005,738	328,345	329,404	1,059	—
Expiring 03/12/08	INR	7,609,274	192,056	192,725	669	—
Expiring 03/12/08	INR	10,230,690	260,124	259,119	—	(1,005)

Indonesian Rupiah,
Expiring 06/19/08	IDR	1,434,425,000	158,500	155,132	—	(3,368)
Expiring 07/14/08	IDR	2,331,060,500	254,900	252,102	—	(2,798)
Expiring 09/22/08	IDR	3,054,739,500	318,700	324,317	5,617	—

Japanese Yen,
Expiring 02/15/08	JPY	35,316,000	325,229	332,435	7,206	—
Expiring 02/26/08	JPY	41,524,675	394,500	391,176	—	(3,324)
Expiring 02/26/08	JPY	2,803,536,932	26,645,209	26,410,207	—	(235,002)
Expiring 02/26/08	JPY	14,156,679	133,069	133,360	291	—
Expiring 02/26/08	JPY	74,116,722	698,200	698,203	3	—

Malaysian Ringgit,
Expiring 04/02/08	MYR	684,045	202,500	211,419	8,919	—
Expiring 08/01/08	MYR	1,693,316	500,315	523,355	23,040	—
Expiring 08/04/08	MYR	644,228	190,600	199,112	8,512	—
Expiring 08/04/08	MYR	644,773	193,800	198,728	4,928	—
Expiring 11/28/08	MYR	1,332,177	401,500	410,595	9,095	—
Expiring 11/28/08	MYR	840,132	259,300	258,940	—	(360)

Mexican Peso,
Expiring 02/15/08	MXN	4,279,027	392,100	394,606	2,506	—

New Taiwan Dollar,
Expiring 02/21/08	TWD	18,948,600	574,200	590,618	16,418	—
Expiring 02/21/08	TWD	27,736,460	859,800	864,531	4,731	—
Expiring 06/26/08	TWD	62,715,632	1,930,900	1,974,617	43,717	—
Expiring 10/20/08	TWD	9,745,349	307,400	307,507	107	—
Expiring 10/20/08	TWD	12,337,024	393,400	389,285	—	(4,115)

New Turkish Lira,
Expiring 02/28/08	TRY	474,127	392,100	400,901	8,801	—
Expiring 02/28/08	TRY	312,556	261,400	264,283	2,883	—

New Zealand Dollar,
Expiring 02/20/08	NZD	1,564,779	1,206,753	1,230,722	23,969	—

Norwegian Krone,
Expiring 02/25/08	NOK	8,068,174	1,454,970	1,488,903	33,933	—

Peruvian Nuevo Sol,
Expiring 03/13/08	PEN	605,800	191,800	208,120	16,320	—
Expiring 08/29/08	PEN	1,197,387	378,800	412,679	33,879	—
Expiring 08/29/08	PEN	587,763	198,100	202,572	4,472	—

Philippine Peso,
Expiring 05/08/08	PHP	15,183,543	321,549	374,394	52,845	—
Expiring 05/08/08	PHP	8,070,447	177,100	199,000	21,900	—
Expiring 11/21/08	PHP	17,725,946	408,950	432,578	23,628	—
Expiring 11/21/08	PHP	7,904,820	191,400	192,906	1,506	—

Russian Rouble,
Expiring 08/08/08	RUB	6,790,303	268,100	277,929	9,829	—

Singapore Dollar,
Expiring 02/20/08	SGD	372,661	261,673	263,173	1,500	—

Slovakian Koruna,
Expiring 02/25/08	SKK	8,939,182	383,475	395,603	12,128	—

South African Rand,
Expiring 02/25/08	ZAR	2,329,985	315,930	309,517	—	(6,413)

South Korean Won,
Expiring 02/26/08	KRW	187,202,047	197,974	198,146	172	—
Expiring 05/23/08	KRW	245,582,200	269,205	259,579	—	(9,626)
Expiring 05/23/08	KRW	182,477,100	197,700	193,323	—	(4,377)
Expiring 08/04/08	KRW	173,474,590	190,600	183,785	—	(6,815)

Swedish Krona,
Expiring 02/25/08	SEK	2,294,885	350,635	360,411	9,776	—
Expiring 02/25/08	SEK	3,372,161	522,900	529,597	6,697	—

Swiss Franc,
Expiring 02/25/08	CHF	4,845,554	4,406,731	4,485,863	79,132	—

			$97,360,884	$98,536,514	$1,457,014	$(281,384)

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 02/07/08	ARS	272,235	$86,287	$86,144	143	$—
Expiring 02/25/08	ARS	1,306,652	390,628	412,714	—	(22,086)
Expiring 03/17/08	ARS	3,583,305	1,128,600	1,129,054	—	(454)
Expiring 07/17/08	ARS	2,125,300	662,500	672,989	—	(10,489)
Expiring 07/31/08	ARS	3,474,103	1,035,500	1,071,592	—	(36,092)

Brazilian Real,					—
Expiring 02/12/08	BRL	1,171,834	651,200	662,952	—	(11,752)
Expiring 02/29/08	BRL	727,030	359,827	411,309	—	(51,482)
Expiring 02/29/08	BRL	2,174,270	1,240,243	1,230,068	10,175	—
Expiring 02/29/08	BRL	531,497	298,761	301,550	—	(2,789)

Canadian Dollars,
Expiring 02/15/08	CAD	332,173	325,229	330,707	—	(5,478)

Chilean Peso,
Expiring 03/03/08	CLP	46,049,173	92,440	98,987	—	(6,547)
Expiring 03/03/08	CLP	93,570,190	196,700	201,138	—	(4,438)
Expiring 10/23/08	CLP	162,908,966	327,225	346,578	—	(19,353)
Expiring 10/23/08	CLP	65,784,534	131,569	139,952	—	(8,383)

Chinese Yuan,
Expiring 02/14/08	CNY	2,632,600	357,714	366,566	—	(8,852)
Expiring 05/15/08	CNY	3,352,810	463,800	479,288	—	(15,488)
Expiring 05/15/08	CNY	1,845,888	255,345	263,872	—	(8,527)
Expiring 05/15/08	CNY	3,088,978	434,700	441,574	—	(6,874)
Expiring 07/28/08	CNY	2,639,142	377,290	384,046	—	(6,756)
Expiring 07/28/08	CNY	3,863,913	538,900	538,015	885	—

Euro,
Expiring 02/25/08	EUR	220,000	321,520	326,868	—	(5,348)

Hungarian Forint,
Expiring 02/25/08	HUF	70,788,900	390,000	406,598	—	(16,598)
Expiring 02/25/08	HUF	616,810,431	3,446,639	3,542,840	—	(96,201)

Icelandic Krona,
Expiring 02/15/08	ISK	26,758,534	417,688	411,026	6,662	—
Expiring 02/15/08	ISK	7,185,585	111,439	110,375	1,064	—
Expiring 02/15/08	ISK	17,197,593	260,694	264,165	—	(3,471)
Expiring 02/15/08	ISK	17,297,800	260,000	265,704	—	(5,704)
Expiring 02/15/08	ISK	30,452,801	452,966	467,772	—	(14,806)

Japanese Yen,
Expiring 02/04/08	JPY	14,156,679	132,852	133,157	—	(305)
Expiring 02/15/08	JPY	21,177,900	197,638	199,351	—	(1,713)
Expiring 02/20/08	JPY	27,904,500	261,673	262,760	—	(1,087)
Expiring 02/26/08	JPY	137,139,872	1,288,400	1,291,901	—	(3,501)
Expiring 02/26/08	JPY	28,043,778	263,459	264,181	—	(722)
Expiring 02/26/08	JPY	27,816,075	261,000	262,036	—	(1,036)
Expiring 02/26/08	JPY	17,578,539	163,500	165,595	—	(2,095)
Expiring 02/26/08	JPY	21,177,900	197,974	199,503	—	(1,529)
Expiring 03/25/08	JPY	235,162,200	2,126,609	2,219,417	—	(92,808)
Expiring 11/26/08	JPY	55,819,600	525,259	525,401	—	(142)

Indonesian Rupiah,
Expiring 06/19/08	IDR	1,434,425,000	149,982	152,926	—	(2,944)
Expiring 07/14/08	IDR	2,331,060,500	243,478	247,871	—	(4,393)
Expiring 09/22/08	IDR	3,054,739,500	317,145	324,317	—	(7,172)

Malaysian Ringgit,
Expiring 04/02/08	MYR	684,045	202,830	211,419	—	(8,589)
Expiring 08/01/08	MYR	478,552	145,767	147,496	—	(1,729)

Mexican Nuevo Peso,
Expiring 02/15/08	MXN	19,153,045	1,750,095	1,766,266	—	(16,171)
Expiring 11/20/08	MXN	2,571,326	237,100	237,124	—	(24)

New Taiwan Dollar,
Expiring 02/21/08	TWD	8,290,172	258,100	258,400	—	(300)
Expiring 02/21/08	TWD	6,321,391	197,100	197,034	66	—
Expiring 02/21/08	TWD	9,314,529	291,900	290,329	1,571	—
Expiring 02/21/08	TWD	8,033,818	250,900	250,410	490	—
Expiring 04/29/08	TWD	10,498,084	329,300	329,254	46	—
Expiring 06/26/08	TWD	33,359,848	1,043,800	1,050,343	—	(6,543)

New Turkish Lira,
Expiring 02/28/08	TRY	6,459,390	5,375,992	5,461,770	—	(85,778)

New Zealand Dollar,
Expiring 02/20/08	NZD	350,650	260,000	275,792	—	(15,792)

Philippine Peso,
Expiring 05/08/08	PHP	11,595,754	256,600	285,927	—	(29,327)

Polish Zloty,
Expiring 02/25/08	PLN	7,529,375	2,999,393	3,104,109	—	(104,716)

Russian Rouble,
Expiring 08/08/08	RUB	6,790,303	277,212	275,229	1,983	—

Singapore Dollar,
Expiring 02/20/08	SGD	4,506,215	3,162,449	3,182,281	—	(19,832)
Expiring 02/20/08	SGD	663,007	460,300	468,214	—	(7,914)

South African Rand,
Expiring 02/04/08	ZAR	2,329,985	317,545	311,097	6,448	—
Expiring 02/28/08	ZAR	540,663	76,404	71,822	4,582	—
Expiring 02/28/08	ZAR	2,337,712	315,600	310,544	5,056	—

South Korean Won,
Expiring 05/23/08	KRW	295,595,200	309,200	312,442	—	(3,242)

Swiss Franc,
Expiring 02/25/08	CHF	1,014,324	938,442	939,029	—	(587)
Expiring 02/25/08	CHF	179,310	163,500	166,000	—	(2,500)
Expiring 02/25/08	CHF	286,526	260,670	265,257	—	(4,587)
Expiring 02/25/08	CHF	431,206	394,537	399,197	—	(4,660)

			$41,419,109	$42,179,644	39,171	$(799,706)

Currency swap agreements outstanding as of January 31, 2008:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Citibank, NA	9/5/2008	TRY 300	18.05%	3 Month LIBOR	$121,191
Citibank, NA	6/30/2009	708	19.30%	3 Month LIBOR	419,638
Citibank, NA	6/12/2011	350	16.70%	3 Month LIBOR	189,913
Barclays Bank PLC	10/2/2011	320	17.75%	3 Month LIBOR	173,155

					$903,897

(a)	The Fund receives a fixed rate in New Turkish Lira and pays a floating rate in U.S. Dollar.

Credit default swap agreements outstanding as of January 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
				Tyson Foods, Inc.
Merrill Lynch Capital Services (a)	9/20/2016	$90	1.73%	6.85%, 04/01/16	$2,207

(a)	The Fund receives a fixed rate and pays a floating rate.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2008 was as follows:

Foreign Government Obligations	41.7%
Mortgage-Backed Securities	12.8
Affiliated Money Market Mutual Fund	4.6
Banking	4.6
Commercial Mortgage-Backed Securities	3.1
Healthcare & Pharmaceutical	3.1
Options Purchased	2.3
Technology	2.0
Capital Goods	1.8
Electric	1.8
Telecommunications	1.7
Pipelines & Others	1.6
Insurance	1.5
Non-Captive Finance	1.3
Structured Notes	1.3
Retailers	1.2
Brokerage	1.1
Foods	1.0
Non-Corporate	1.0
Airlines	0.9
Cable	0.8
Energy—Other	0.8
Gaming	0.8
Media & Entertainment	0.8
United States Government Obligations	0.8
Metals	0.7
Paper	0.7
Chemicals	0.6
Real Estate Investment Trust	0.5
Building Materials & Construction	0.4
Consumer	0.4
Energy—Integrated	0.3
Healthcare Insurance	0.3
Packaging	0.3
Aerospace/Defense	0.2
Lodging	0.2
Railroads	0.2
Tobacco	0.2

99.4
Options Written	(1.0)
Other assets in excess of liabilities	1.6

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission.

The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.